As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Muzinich Credit Opportunities Fund Form N-Q 09/30/2014

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 35.0%
Airlines: 0.4%
	Tam Capital 3, Inc.
200,000	8.375%, 6/3/21	$215,750

Automotive & Auto Parts: 3.3%
	General Motors Financial Co., Inc.
1,475,000	4.375%, 9/25/21	1,510,031
	Schaeffler Holding Finance BV
EUR 100,000	6.875%, 8/15/18	132,684
		1,642,715
Banking: 1.0%
	Ally Financial, Inc.
400,000	8.000%, 3/15/20	467,000

Broadcasting: 1.9%
	Crown Media Holdings, Inc.
250,000	10.500%, 7/15/19	274,375
	Sirius Xm Radio, Inc.
625,000	5.250%, 8/15/221	654,688
		929,063
Cable/Satellite TV: 2.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,050,000	7.250%, 10/30/17	1,090,687
	Norcell Sweden Holding 2 AB
EUR 61,238	10.750%, 9/29/19	87,015
		1,177,702
Chemicals: 0.4%
	Fufeng Group Ltd.
200,000	7.625%, 4/13/16	206,000

Containers: 1.3%
	Ball Corp.
150,000	5.000%, 3/15/22	151,500
	Sealed Air Corp.
450,000	8.375%, 9/15/211	501,750
		653,250
Energy: 9.4%
	Chesapeake Energy Corp.
575,000	5.750%, 3/15/23	615,250
	Delek & Avner Tamar Bond Ltd.
320,000	3.839%, 12/30/18	323,785
	El Paso Energy Corp.
1,050,000	7.750%, 1/15/32	1,294,125
	Kinder Morgan Energy Partners
225,000	4.250%, 9/1/24	222,973

	QGOG Constellation S.A.
200,000	6.250%, 11/9/19	200,500
	Sabine Pass Liquefaction LLC
800,000	5.750%, 5/15/241	815,000
	Southern Star Central Corp.
1,125,000	5.125%, 7/15/221	1,122,187
		4,593,820
Entertainment/Film: 0.3%
	Vougeot Bidco PLC
EUR 125,000	5.578%, 7/15/202	158,474

Food & Drug Retail: 0.1%
	CVS Health Corp.
25,000	2.250%, 8/12/19	24,774

Food/Beverage/Tobacco: 1.0%
	Campofrio Food Group S.A.
EUR 50,000	8.250%, 10/31/16	64,970
	JBS S.A.
200,000	10.500%, 8/4/16	225,000
	Marfrig Holding Europe BV
200,000	6.875%, 6/24/19	195,100
		485,070
Healthcare: 0.1%
	Wellpoint, Inc.
50,000	2.250%, 8/15/19	49,288

Homebuilders/Real Estate: 0.9%
	Dubai Holding Commercial Operations Ltd.
GBP 150,000	6.000%, 2/1/17	251,074
	OAS Finance Ltd.
200,000	8.000%, 7/2/211	192,500
		443,574
Leisure: 2.6%
	Activision Blizzard, Inc.
1,000,000	5.625%, 9/15/211	1,042,500
225,000	6.125%, 9/15/231	239,625
		1,282,125
Metals/Mining: 0.9%
	Alcoa, Inc.
325,000	5.125%, 10/1/24	326,053
	Glencore Funding LLC
100,000	2.700%, 10/25/171	101,743
		427,796
Paper: 0.4%
	Sappi Papier Holding GmbH
200,000	8.375%, 6/15/191	216,500

Services: 1.4%
	AECOM Technology Corp.
50,000	5.750%, 10/15/221	50,312
650,000	5.875%, 10/15/241	657,313
		707,625

Super Retail: 0.6%
	DFS Furniture Holdings PLC
GBP 100,000	6.558%, 8/15/182	163,735
	Hema Bondco I BV
EUR 125,000	5.484%, 6/15/192	146,041
		309,776
Telecommunications: 5.1%
	Sprint Corp.
300,000	7.875%, 9/15/231	318,750
	Sprint Communications
750,000	9.000%, 11/15/181	866,250
	Sunrise Communications International S.A.
EUR 100,000	5.063%, 12/31/172	127,253
	T-Mobile USA, Inc.
325,000	6.500%, 1/15/24	329,875
	Telecom Italia SpA
150,000	7.375%, 12/15/17	272,012
	Telefonica Europe BV
EUR 100,000	7.625%, 9/29/492	145,646
	Telesat CANADA / Telesat LLC
400,000	6.000%, 5/15/171	409,700
		2,469,486
Utilities: 1.5%
	Indiantown Cogeneration LP
298,850	9.770%, 12/15/20	342,035
	Israel Electric Corp. Ltd.
200,000	6.700%, 2/10/17	217,400
	Mirant Mid-Atlantic Series B Pass Through Trust
75,113	9.125%, 6/30/17	80,747
	NSG Holdings LLC/NSG Holdings, Inc.
100,000	7.750%, 12/15/251	108,000
		748,182
TOTAL CORPORATE BONDS
(Cost $17,315,618)		17,207,970

BANK LOANS: 3.5%
Cable/Satellite TV: 0.4%
200,000	Virgin Media Term Loan	195,068
	3.500%, 6/8/202
Consumer Products: 0.5%
250,000	Jarden Corp. Term Loan	248,281
	2.904%, 9/30/202
Containers: 0.5%
250,000	Ardagh Group Term Loan	246,875
	4.000%, 12/17/192
Hotels: 0.7%
346,296	Hilton Worldwide Term Loan	341,390
	3.500%, 10/26/202
Leisure: 0.6%
300,000	Activision Blizzard, Inc. Term Loan	299,607

	3.250%, 9/12/202
Metals/Mining: 0.5%
250,000	Novelis, Inc. Term Loan	247,500
	3.750%, 3/10/172
Technology: 0.3%
150,000	Dell, Inc. Term Loan	148,535
	3.750%, 10/29/182
TOTAL BANK LOANS
(Cost $1,738,998)		1,727,256

SHORT-TERM INVESTMENTS: 27.5%
	United States Treasury Bill
10,000,000	0.002%, due 12/4/143	9,999,660
1,500,000	0.000%, due 12/11/143.4	1,499,955
2,000,000	0.000%, due 1/8/153.4	1,999,964
		13,499,579
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,499,929)		13,499,579

TOTAL INVESTMENTS IN SECURITIES: 66.0%
(Cost $32,554,545)		32,434,805
Other Assets in Excess of Liabilities: 34.0%		16,737,879
TOTAL NET ASSETS: 100.0%		$49,172,684

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
GBP	British Pound
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2014 the value of these securities amounted to $7,296,818 or 14.8% of net assets.

2	Variable rate security; rate shown is the rate in effect on September 30, 2014.
3	Coupon represents the yield to maturity from the purchase price.
4	Coupon is less that 0.001%

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments				$32,554,545
Gross unrealized appreciation				66,028
Gross unrealized depreciation				(185,768)
Net unrealized depreciation				$(119,740)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Muzinich Credit Opportunity Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2014 (Unaudited)
The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,207,970	-	$17,207,970
Bank Loans	-	1,727,256	-	1,727,256
Short-Term Investments	-	13,499,579	-	13,499,579
Total Investments in Securities	$-	$32,434,805	$-	$32,434,805

Forward Currency Exchange Contracts	$-	$236,580	$-	$236,580

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.

The Fund had an average of three forward currency exchange contracts open during the quarter ended September 30, 2014. The table below lists the contracts outstanding as of September 30, 2014.

Schedule of Forward Currency Exchange Contracts at September 30, 2014 (Unaudited)

Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2014	to be Received	September 30, 2014	(Depreciation)
11/17/2014	EUR 1,900,000	$ 2,400,602	$ 2,571,992	$ 2,571,992	$ 171,390

11/17/2014	GBP 800,000	$ 1,296,374	$ 1,369,700	$ 1,369,700	$ 73,326

11/17/2014	USD 413,253	$ 413,253	GBP 250,000	$ 405,117	$ (8,136)

		$ 4,110,229		$ 4,346,809	$ 236,580

Fair values of derivative instruments as of September 30, 2014 (Unaudited)

	Asset Derivatives as of September 30, 2014		Liability Derivatives as of September 30, 2014

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Currency Exchange Contracts	Unrealized Appreciation on Forward Currency Exchange Contracts	$ 244,716	Unrealized Depreciation on Forward Currency Exchange Contracts	$ (8,136)
		$ 244,716		$ (8,136)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Muzinich Credit Opportunities Fund Form N-Q 09/30/2014

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date October 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President

Date October 31, 2014

By (Signature and Title)* /s/ Eric C. VanAndel
                                             Eric C. VanAndel, Treasurer

Date November 5, 2014

* Print the name and title of each signing officer under his or her signature.

Muzinich Credit Opportunities Fund Form N-Q 09/30/2014